Segment and Related Information - Schedule of Segment Reporting Information (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Revenues	$ 296,546	$ 245,498	$ 497,147	$ 319,991	$ 861,410	$ 37,995
Net Income (loss)	(1,013,693)	$ (571,502)	(1,684,793)	$ (854,894)	(2,665,779)	(3,565,272)
Depreciation and Amortization					269,000
Capital Expenditures					151,000
Goodwill	5,180,141		5,180,141		5,155,141	4,456,250
Total Assets	$ 10,416,782		$ 10,416,782		8,591,774	$ 7,754,543
Franchise Royalties and Fees [Member]
Revenues					523,000
Net Income (loss)					(124,000)
Depreciation and Amortization
Capital Expenditures
Goodwill					699,000
Total Assets					1,610,000
Company Owned Stores [Member]
Revenues					174,000
Net Income (loss)					(330,000)
Depreciation and Amortization					54,000
Capital Expenditures					142,000
Goodwill
Total Assets					1,124,000
Esports Revenue [Member]
Revenues					165,000
Net Income (loss)					(345,000)
Depreciation and Amortization					215,000
Capital Expenditures					9,000
Goodwill					4,456,000
Total Assets					5,750,000
Corporates [Member]
Revenues
Net Income (loss)					(1,856,000)
Depreciation and Amortization
Capital Expenditures
Goodwill
Total Assets					$ 108,000